UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08795

40|86 Strategic Income Fund
(Exact name of registrant as specified in charter)

11825 North Pennsylvania Street
Carmel, IN 46032
(Address of principal executive offices) (Zip code)

William P. Kovacs, Esq.
11825 North Pennsylvania Street
Carmel, IN 46032
(Name and address of agent for service)

Registrant's telephone number, including area code:	800-825-1530

Date of fiscal year end:	June 30

Date of reporting period:	June 30, 2004

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2003 TO JUNE 30, 2004

There were no matters relating to a portfolio security considered at any shaerholder meeting held during the period ended June 30, 2004 with respect to which the registrant was entitled to vote.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	40|86 Strategic Income Fund

By (Signature and Title)*	/s/ Gregory J. Hahn
Gregory J. Hahn, President
(Principal Executive Officer)

Date	August 30, 2004

*Print the name and title of each signing officer under his or her signature.